Other Assets - Summary of Other Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other assets [abstract]
Accounts receivable and prepaids	$ 5,027	$ 4,389
Accrued interest receivable	8,342	7,904
Cash collateral	27,418	20,475
Commodity trading assets	14,475	9,834
Deferred income tax asset	4,486	4,328	$ 3,116
Employee benefit assets	4,012	3,630
Insurance-related assets
Insurance contract assets	581	588	$ 681
Reinsurance contracts held assets	1,774	1,758
Segregated fund net assets	3,810	3,378
Collateral loans and other	554	517
Investments in joint ventures and associates	829	835
Margin deposits	13,556	11,108
Precious metals	9,108	6,018
Receivable from brokers, dealers and clients	4,667	3,343
Taxes receivable	8,696	7,418
Other	5,558	6,667
Other assets	$ 112,893	$ 92,190